CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Treasury shares	Other capital reserves	Share premiums	Accumulated deficit	Total
Balance at beginning of the year at Dec. 31, 2020	₺ 470,858			₺ 894,735	₺ (3,992,791)	₺ (2,627,198)
Net income/(loss) for the year					(3,330,080)	(3,330,080)
Other comprehensive loss for the year					(10,969)	(10,969)
Capital increase	27,803			13,588,633		13,616,436
Share-based payments			₺ 280,714			280,714
Balance at ending of the year at Dec. 31, 2021	498,661		280,714	14,483,368	(7,333,840)	7,928,903
Net income/(loss) for the year					(4,790,687)	(4,790,687)
Other comprehensive loss for the year					(23,041)	(23,041)
Share-based payments			250,623			250,623
Balance at ending of the year at Dec. 31, 2022	498,661		531,337	14,483,368	(12,147,568)	3,365,798
Net income/(loss) for the year					75,534	75,534
Other comprehensive loss for the year					(75,111)	(75,111)
Share-based payments			106,401			106,401
Acquisition of treasury shares		₺ (169,843)				(169,843)
Balance at ending of the year at Dec. 31, 2023	₺ 498,661	₺ (169,843)	₺ 637,738	₺ 14,483,368	₺ (12,147,145)	₺ 3,302,779